Unit-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Unit-Based Compensation Expenses

A summary of unit-based compensation expenses included on the condensed consolidated statements of operations is presented below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	(in thousands)
General and administrative expenses	$6,289	$5,290	$13,911	$10,694
Lease operating expenses	374	253	923	487

Total unit-based compensation expenses	$6,663	$5,543	$14,834	$11,181

Income tax benefit	$2,462	$2,408	$5,481	$4,132

A summary of unit-based compensation expenses included on the consolidated statements of operations is presented below:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
General and administrative expenses	$21,131	$13,450	$14,743
Lease operating expenses	1,112	342	346

Total unit-based compensation expenses	$22,243	$13,792	$15,089

Income tax benefit	$8,219	$5,096	$5,968